Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FAIRHOLME FUNDS INC
Entity Central Index Key	0001096344
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000023273
Shareholder Report [Line Items]
Fund Name	The Fairholme Fund
Trading Symbol	FAIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	The Fairholme Fund	S&P 500 Index
2014	$10,000	$10,000
2015	$9,140	$11,181
2016	$8,168	$11,372
2017	$9,059	$13,359
2018	$8,849	$15,281
2019	$9,141	$15,859
2020	$8,963	$17,895
2021	$14,681	$25,109
2022	$14,973	$25,034
2023	$14,006	$25,766
2024	$17,071	$33,028

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
The Fairholme Fund	21.88%	13.31%	5.49%
S&P 500 Index	28.19%	15.80%	12.69%

AssetsNet	$ 1,320,333,394
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	1.51%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,320,333,394
# of Portfolio Holdings	12
Portfolio Turnover Rate	1.51%

Holdings [Text Block]

Top Holdings

The St. Joe Co.	78.3%
Enterprise Products Partners LP	6.4%
Imperial Metals Corp.	0.7%
Berkshire Hathaway Inc.	0.7%
Federal National Mortgage Association	0.1%

Material Fund Change [Text Block]
C000082377
Shareholder Report [Line Items]
Fund Name	The Fairholme Focused Income Fund
Trading Symbol	FOCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	The Fairholme Focused Income Fund	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,905	$10,303
2016	$9,981	$10,612
2017	$11,644	$10,779
2018	$12,037	$10,739
2019	$12,066	$11,426
2020	$11,099	$12,502
2021	$13,063	$12,452
2022	$13,762	$11,428
2023	$14,075	$11,183
2024	$16,202	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
The Fairholme Focused Income Fund	15.11%	6.07%	4.94%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%

AssetsNet	$ 211,685,692
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	37.46%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$211,685,692
# of Portfolio Holdings	12
Portfolio Turnover Rate	37.46%

Holdings [Text Block]

Top Holdings

Enterprise Products Partners LP	27.4%
Bank OZK	7.2%
Berkshire Hathaway Inc.	5.2%
W. R. Berkley Corp.	3.6%
Federal Home Loan Mortgage Corp.	1.0%

Material Fund Change [Text Block]